EMPLOYEE BENEFIT PLAN	12 Months Ended
Mar. 31, 2014
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

23.                              EMPLOYEE BENEFIT PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  The Group accrues for these benefits based on certain percentages of the employees’ salaries.  The total provisions for such employee benefits were $3,365, $4,908 and $7,249 for the years ended March 31, 2012, 2013 and 2014, respectively.